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May 26, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Preliminary Proxy Materials for 56 BlackRock Closed-
End Funds

Dear Sir or Madam:

                    On behalf of 56 BlackRock closed-end funds (the "Trusts"), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder, please find the preliminary joint proxy statement of the Trusts, the form of proxy to be furnished to the Trusts' shareholders, and the Schedule 14A information. Definitive copies thereof shall be released to security holders on or about June 21, 2006.

                    Should you have any questions or require additional information with respect to the foregoing, please contact Michael Hoffman at (212) 735-3406 or the undersigned at (212) 735-2186.

Very truly yours,

/s/ Cheri L. Hoff
Cheri L. Hoff